GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross amount:
Beginning balance	$ 59,623	$ 5,045
Acquisition of Wole Inc.		54,161
Exchange difference	675	417
Ending balance	60,298	59,623
Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	59,673	58,998
Period after acquisition of Wole Inc., the 56.com and advertising reporting units have been fully integrated	1 year
56.com Ltd
Gross amount:
Acquisition of Wole Inc.		54,161
Exchange difference		193
Ending balance		54,354
Accumulated impairment loss:
Goodwill, net		54,354
Advertising
Gross amount:
Beginning balance		5,045
Exchange difference		224
Ending balance		5,269
Accumulated impairment loss:
Beginning balance		(625)
Ending balance		(625)
Goodwill, net		4,644
Renren platform
Gross amount:
Beginning balance	59,623
Exchange difference	675
Ending balance	60,298
Accumulated impairment loss:
Beginning balance	(625)
Ending balance	(625)
Goodwill, net	$ 59,673